Certain risks and concentration (Schedule of Consolidated Financial Information of Group's VIEs and VIE's Subsidiary Excluding Inter Company Items With Group's Subsidiaries Included in Accompanying Consolidated Financial Statements) (Details)
In Thousands, unless otherwise specified
	12 Months Ended						12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2014 Variable interest entity [Member] CNY	Dec. 31, 2013 Variable interest entity [Member] CNY	Dec. 31, 2012 Variable interest entity [Member] CNY
Current assets
Cash and cash equivalents	$ 76,561	475,028	729,598	504,702	$ 117,590	128,891	305,405	575,262
Short-term deposits	679,266	4,214,576	1,432,863				1,002,020	594,000
Restricted short-term deposits	16,117	100,000					100,000
Accounts receivable, net	41,491	257,436	100,101				243,529	48,329
Inventory	233	1,445					1,445
Amount due from related parties	9,843	61,073	73				43,816	73
Prepayments and other current assets	32,901	204,139	67,533				113,939	29,753
Deferred tax assets	17,960	111,436	66,921				85,004	51,631
Total current assets	874,372	5,425,133	2,397,089				1,895,158	1,299,048
Non-current assets
Deferred tax assets	224	1,392	625				1,392	383
Investments	30,083	186,654	62,029				63,220	33,920
Property and equipment, net	37,751	234,228	102,636				227,372	100,059
Intangible assets, net	24,826	154,034	29,127				133,888	9,717
Goodwill	48,413	300,382	1,577	1,604			298,802
Other non-current assets	90,412	560,971	4,864				31,520
Total non-current assets	231,709	1,437,661	200,858				756,194	144,079
Total assets	1,106,081	6,862,794	2,597,947				2,651,352	1,443,127
Current liabilities
Accounts payable	16,363	101,525	56,391				101,160	55,818
Deferred revenue	57,401	356,150	293,866				354,987	292,380
Advances from customers	5,500	34,127	19,549				25,897	10,656
Income taxes payable	14,370	89,161	78,107				65,162	47,974
Accrued liabilities and other current liabilities	77,153	478,703	250,760				357,464	197,851
Amounts due to related parties	4,979	30,892	2,640				30,892	2,640
Total current liabilities	175,766	1,090,558	701,313				935,562	607,319
Non-current liabilities
Long-term payable	29,494	183,000					183,000
Deferred revenue	3,930	24,383	9,425				24,383	8,457
Deferred tax liabilities	4,305	26,709					26,709
Total non-current liabilities	432,272	2,682,072	9,425				234,092	8,457
Total liabilities	608,038	3,772,630	710,738				1,169,654	615,776
Net revenues	592,845	3,678,368	1,823,468	820,031			3,543,994	1,669,852	702,929
Net income	171,561	1,064,472	477,727	89,177			1,136,570	486,095	80,071
Net cash provided by operating activities	209,740	1,301,351	891,173	356,852			1,313,521	845,198	322,378
Net cash used in investing activities	(637,278)	(3,954,055)	(659,603)	(498,504)			(994,574)	(592,390)	(152,197)
Net increase (decrease) in cash and cash equivalents	$ (40,283)	(249,942)	225,883	381,088			318,947	252,808	170,181